Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Taxes

The reconciliation of income taxes computed at the PRC statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	Three months ended		Six months ended
	September 30,		September 30,
	2020	2019	2020	2019
PRC statutory tax rate	25%	25%	25%	25%
Computed expected expenses	(864,118)	(80,268)	(812,304)	(171,552)
Temporary differences	829,401	10,370	725,469	9,086
Change in valuation allowance	38,770	70,750	94,247	165,530
Income tax expense	$4,053	$852	$7,412	$3,064

The reconciliation of income taxes computed at the PRC federal statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	2020	2019
PRC statutory tax rate	25%	25%
Computed expected benefits	$(241,137)	$(171,444)
Temporary differences	(15,205)	19,291
Changes in valuation allowance	268,680	160,708
Permanent difference	3,732	-
Reported income tax expense	$16,070	$8,555